CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS:
Cash	$ 203,480	$ 35,806	$ 322,128
Prepaid expense	158,486	179	233,209
Total current assets	361,966	35,985	555,337
Investments held in Trust Account	9,035,048	19,429,439	104,295,948
TOTAL ASSETS	9,397,014	19,465,424	104,851,285
LIABILITIES, TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT:
Accounts payable and accrued expenses	2,665,610	1,614,363	308,796
Payable to Trust Account	100,349
Income tax payable	38,812
Excise tax payable	112,338
Promissory notes	808,004
Promissory note – related party	448,039	323,039	163,039
Due to related parties	367,667	307,667	62,667
Total current liabilities	4,540,819	2,245,069	534,502
Other long-term liabilities	2,000,000	2,000,000	2,000,000
Deferred underwriting commissions	3,614,100	3,614,100	3,614,100
Warrant liabilities	661,747	661,747	7,098,366
Total Liabilities	10,816,666	8,520,916	13,246,968
Redeemable Common Stock
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	1,858,406	2,248,291
Accumulated deficit	(12,313,375)	(10,723,604)	(12,688,552)
Total Stockholders’ Deficit	(10,454,700)	(8,475,044)	(12,688,283)
TOTAL LIABILITIES, TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT	9,397,014	19,465,424	104,851,285
Common Class A Subject to Redemption [Member]
Redeemable Common Stock
Class A common stock subject to possible redemption	9,035,048	19,419,552	104,292,600
Common Class A Not Subject to Redemption [Member]
Redeemable Common Stock
Common stock, value	10	10	10
Common Class B [Member]
Redeemable Common Stock
Common stock, value	259	259	259
Total Stockholders’ Deficit	$ 259	$ 259	$ 259